OTHER CURRENT ASSETS - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid expenses	$ 1,810	$ 2,087
Indemnity amount receivables	17,325	8,200
Other receivables	1,797	1,607
Other current assets	$ 20,932	$ 11,894